Unaudited Condensed Financial Information of the Parent Company - Schedule of Unaudited Parent Company Condensed Balance Sheets (Parentheticals) (Details) - Parent [Member]		Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 ¥ / shares shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in Dollars per share and Yuan Renminbi per share) | (per share)	[1]	$ 0.0000001	¥ 0.0000001
Ordinary shares, shares authorized	[1]	500,000,000,000	500,000,000,000
Ordinary shares, shares issued	[1]	1,243,140	500,000
Ordinary shares, shares outstanding	[1]	1,243,140	500,000

[1]	On March 25, 2024, the Company issued an aggregate of every 100 Ordinary Shares with a par value of US$0.0000001 each in the Company’s issued and unissued share capital be consolidated into one Ordinary Share with a par value of US$0.00001 each, so that immediately following the Share Consolidation, the authorized share capital of the Company shall be changed. As of March 29, 2024, the Company had 246,093,671 Ordinary Shares issued and outstanding. As a result of the Share Consolidation, upon the Effective Date, there will be approximately 2,460,937. As a result of the Share Consolidation, upon the Effective Date, there will be approximately 1,243,140 as of December 31, 2023.